SHORT TERM AND LONG TERM BORROWINGS (Tables)	3 Months Ended
Mar. 31, 2020
SHORT-TERM AND LONG TERM BORROWINGS
Schedule of short term and long term borrowings from commercial banks or other institutions

	Fixed annual		December 31,	December 31,	March 31,
Funding Partners	interest rate	Term	2018	2019	2020
			RMB	RMB	RMB
					(Unaudited)
Short-term borrowings	8.2%	within 12 months	325,715	111,122	6,720
Current portion of long-term borrowings	5.9%-9.8%	mature before March 31, 2021	298,873	152,303	112,349
Long-term borrowings	5.0%-6.7%	2 - 4 years	481,801	241,026	234,585
			1,106,389	504,451	353,654